EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
Disclosure of exploration and evaluation assets

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Cost
Balance, January 1, 2019	$515.1	$2,719.3	$1,920.2	$—	$5,154.6
Adoption of IFRS 16 Leases	—	—	—	8.5	8.5
Additions	137.4	100.1	105.7	19.7	362.9
Changes in asset retirement obligations	—	21.5	—	—	21.5
Disposals	—	—	(59.3)	(0.1)	(59.4)
Transfers within Property, plant and equipment	(157.5)	120.1	(2.6)	40.0	—
Transfers from Exploration and evaluation assets[1]	9.2	—	—	—	9.2
Balance, December 31, 2019	$504.2	$2,961.0	$1,964.0	$68.1	$5,497.3
Additions	164.2	130.4	70.0	26.1	390.7
Changes in asset retirement obligations	—	7.6	—	—	7.6
Disposals	—	—	(67.8)	(2.2)	(70.0)
Derecognition on the establishment of the Rosebel UJV	(2.0)	(32.1)	(1.3)	—	(35.4)
Transfers within Property, plant and equipment	(41.6)	39.7	1.7	0.2	—
Balance, December 31, 2020	$624.8	$3,106.6	$1,966.6	$92.2	$5,790.2

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2019	$—	$1,609.6	$1,108.9	$—	$2,718.5
Depreciation expense[2]	—	167.9	132.8	5.8	306.5
Disposals	—	—	(52.8)	—	(52.8)
Impairment[3]	—	209.9	73.6	2.0	285.5
Transfers within Property, plant and equipment	—	—	(0.7)	0.7	—
Balance, December 31, 2019	$—	$1,987.4	$1,261.8	$8.5	$3,257.7
Depreciation expense[2]	—	143.3	127.8	12.5	283.6
Disposals	—	—	(65.5)	(1.6)	(67.1)
Derecognition on the establishment of the Rosebel UJV	—	(0.1)	(0.1)	—	(0.2)
Reversal of impairment[3]	—	(45.8)	—	—	(45.8)
Balance, December 31, 2020	$—	$2,084.8	$1,324.0	$19.4	$3,428.2
Carrying amount, December 31, 2019	$504.2	$973.6	$702.2	$59.6	$2,239.6
Carrying amount, December 31, 2020	$624.8	$1,021.8	$642.6	$72.8	$2,362.0
1Refer to note 13.
2Excludes depreciation expense related to Corporate assets included within Other non-current assets, which is included in General and administrative expenses.
3Refer to note 30.

	Diakha-Siribaya Gold Project	Fayolle Property	Monster Lake Project	Other	Total
Balance, January 1, 2019	$36.6	$—	$2.5	$8.2	$47.3
Exploration and evaluation expenditures[1,2]	—	—	—	6.4	6.4
Transfers to Property, plant and equipment[3]	—	—	—	(9.2)	(9.2)
Impairment charge	—	—	—	(2.3)	(2.3)
Balance, December 31, 2019	$36.6	$—	$2.5	$3.1	$42.2
Acquired Exploration and evaluation assets[4,5]	—	7.3	5.3	—	12.6
Balance, December 31, 2020	$36.6	$7.3	$7.8	$3.1	$54.8
1Other exploration and evaluation expenditures for the year ended December 31, 2019, included an option payment to Vanstar Mining Resources Inc. for the Nelligan exploration project of $1.8 million, in addition to $4.2 million in capitalized feasibility and other studies costs relating to the Boto Gold Project.
2For the year ended December 31, 2019, borrowing costs attributable to Exploration and evaluation assets totaling $0.4 million were capitalized at a weighted average interest rate of 7.18%.
3During the fourth quarter 2019, capitalized costs related to the Boto Gold Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 12).
4During the second quarter 2020, the Company acquired the Fayolle Property from Monarch Gold Corporation in exchange for 1,851,145 common shares of IAMGOLD Corporation (note 24). The value of the share consideration of $6.7 million was capitalized to Exploration and evaluation assets. An additional fee of $0.6 million was capitalized for the year ended December 31, 2020.
5During the fourth quarter 2020, the Company acquired the remaining 25% interest of the Monster Lake Project from Tomagold Corporation in exchange for 1,464,377 common shares of IAMGOLD Corporation (note 24), valued at $4.9 million, and a cash consideration of $0.4 million. The total value of the consideration of $5.3 million was capitalized to Exploration and evaluation assets.